REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
REVENUE
Schedule of revenue disaggregated by payor

The Company’s revenue disaggregated by payor is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021

Commercial insurance	$4,283	$6,164	$6,801	$12,507
Facility billing	1,185	995	3,457	2,846
Managed service agreements	400	965	1,247	3,024
Other	336	422	1,045	1,156
Total	$6,204	$8,546	$12,550	$19,533

The Company’s revenue disaggregated by payor is as follows (stated in thousands):

	Year Ended December 31,
	2021	2020
Commercial insurance	$20,792	$(3,830)
Facility billing	3,879	1,942
Managed service agreements	3,044	4,209
Other	1,477	1,203
Total	$29,192	$3,524

Summary of accounts receivable activity

A summary of the accounts receivable, net, by revenue stream is as follows (in thousands):

	September 30,	December 31,
	2022	2021
Technical service	$9,539	$18,904
Professional service	10,971	8,209
Other	350	697
Total accounts receivable, net	$20,860	$27,810

A summary of the accounts receivable by revenue stream is as follows (stated in thousands):

	December 31,
	2021	2020
Accounts receivable, net:
Technical service	$18,904	$12,436
Professional service	8,209	2,142
Other	697	387
Total accounts receivable, net	$27,810	$14,965

Schedule of concentration of accounts receivable by revenue stream as a percentage of total accounts receivable

	As of September 30,	As of December 31,
	2022	2021
Commercial insurance	91%	91%
Facility billing	6%	2%
Other	3%	7%
Total	100%	100%

	December 31,
	2021	2020
Accounts receivable
Commercial insurance	91%	91%
Facility billing	2%	1%
Managed service agreements	3%	8%
Other	4%	—%
Total	100%	100%